Schedule of Investments (unaudited)
January 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.5%
Australia Government Bond
0.50%, 09/21/26(a)	AUD 1,276	$752,229
1.00%, 12/21/30(a)	AUD 270	141,227
1.00%, 11/21/31(a)	AUD 2,040	1,031,571
1.25%, 05/21/32	AUD 2,192	1,109,428
1.50%, 06/21/31(a)	AUD 1,290	684,613
1.75%, 11/21/32(a)	AUD 1,610	833,941
1.75%, 06/21/51(a)	AUD 1,280	421,355
2.25%, 05/21/28(a)	AUD 1,259	745,071
2.50%, 05/21/30(a)	AUD 2,002	1,156,796
2.75%, 11/21/27(a)	AUD 1,339	809,655
2.75%, 11/21/28(a)	AUD 1,130	675,867
2.75%, 11/21/29(a)	AUD 1,384	816,413
2.75%, 06/21/35(a)	AUD 1,385	740,576
2.75%, 05/21/41(a)	AUD 461	222,505
3.00%, 11/21/33(a)	AUD 1,662	931,561
3.00%, 03/21/47(a)	AUD 1,104	511,521
3.25%, 04/21/29(a)	AUD 1,691	1,026,095
3.25%, 06/21/39(a)	AUD 1,054	560,913
3.50%, 12/21/34(a)	AUD 1,074	619,477
3.75%, 05/21/34(a)	AUD 1,344	795,115
3.75%, 04/21/37(a)	AUD 789	454,958
4.25%, 04/21/26(a)	AUD 789	492,773
4.25%, 06/21/34(a)	AUD 752	462,740
4.25%, 12/21/35(a)	AUD 1,010	616,797
4.50%, 04/21/33(a)	AUD 1,578	993,963
4.75%, 04/21/27(a)	AUD 2,337	1,482,087
4.75%, 06/21/54(a)	AUD 537	323,216
		19,412,463
Austria — 4.5%
Republic of Austria Government Bond
0.00%, 10/20/28(b)	EUR 1,083	1,030,344
0.00%, 02/20/30(b)	EUR 1,019	933,112
0.00%, 02/20/31(b)	EUR 1,151	1,022,463
0.00%, 10/20/40(b)	EUR 472	303,144
0.25%, 10/20/36(b)	EUR 704	533,944
0.50%, 04/20/27(b)	EUR 387	386,338
0.50%, 02/20/29(a)(b)	EUR 1,014	975,554
0.50%, 02/20/29(b)	EUR 454	436,787
0.70%, 04/20/71(b)	EUR 314	142,904
0.75%, 10/20/26(b)	EUR 1,139	1,151,917
0.75%, 02/20/28(b)	EUR 99	98,009
0.75%, 03/20/51(b)	EUR 903	543,984
0.85%, 06/30/2120(b)	EUR 443	191,962
0.90%, 02/20/32(b)	EUR 755	695,123
1.50%, 02/20/47(b)	EUR 637	490,424
1.50%, 11/02/86(b)	EUR 214	130,072
1.85%, 05/23/49(b)	EUR 301	245,528
2.00%, 07/15/26(b)	EUR 437	451,984
2.10%(b)	EUR 418	321,756
2.40%, 05/23/34(b)	EUR 707	708,798
2.50%, 10/20/29(b)	EUR 164	170,319
2.90%, 05/23/29(a)(b)	EUR 389	410,893
2.90%, 02/20/33(a)(b)	EUR 1,207	1,266,041
2.90%, 02/20/34(a)(b)	EUR 959	1,001,533
3.15%, 06/20/44(b)	EUR 727	752,682
3.15%, 10/20/53(b)	EUR 503	516,333
3.20%, 07/15/39(a)	EUR 280	293,798
3.45%, 10/20/30(a)(b)	EUR 552	599,456
Security	Par (000)	Value
Austria (continued)
3.80%, 01/26/62(b)	EUR 229	$267,522
4.15%, 03/15/37(a)(b)	EUR 996	1,152,168
4.85%, 03/15/26(b)	EUR 597	636,359
6.25%, 07/15/27	EUR 1,443	1,635,289
		19,496,540
Belgium — 4.5%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)	EUR 396	386,080
0.00%, 10/22/31(a)(b)	EUR 558	483,645
0.10%, 06/22/30(b)	EUR 665	604,810
0.35%, 06/22/32(b)	EUR 726	631,293
0.40%, 06/22/40(b)	EUR 596	400,343
0.65%, 06/22/71(b)	EUR 514	207,317
0.80%, 06/22/27(b)	EUR 86	86,174
0.80%, 06/22/28(b)	EUR 1,228	1,209,052
0.90%, 06/22/29(b)	EUR 948	919,433
1.00%, 06/22/26(b)	EUR 1,185	1,208,913
1.00%, 06/22/31(b)	EUR 1,040	973,380
1.40%, 06/22/53(b)	EUR 429	273,569
1.45%, 06/22/37(b)	EUR 178	151,954
1.60%, 06/22/47(b)	EUR 578	423,337
1.70%, 06/22/50(b)	EUR 549	393,484
1.90%, 06/22/38(b)	EUR 538	476,859
2.15%, 06/22/66(b)	EUR 285	207,435
2.25%, 06/22/57(b)	EUR 409	312,707
2.70%, 10/22/29(b)	EUR 252	263,438
2.75%, 04/22/39(b)	EUR 141	137,614
2.75%, 04/22/39(a)(b)	EUR 317	309,388
2.85%, 10/22/34(a)(b)	EUR 752	770,295
3.00%, 06/22/33(b)	EUR 917	959,382
3.00%, 06/22/33(a)(b)	EUR 70	73,235
3.00%, 06/22/34(b)	EUR 619	645,169
3.30%, 06/22/54(b)	EUR 336	327,792
3.30%, 06/22/54(a)(b)	EUR 186	181,456
3.45%, 06/22/43(a)(b)	EUR 138	142,975
3.50%, 06/22/55(b)	EUR 201	202,491
3.50%, 06/22/55(a)(b)	EUR 260	261,929
3.75%, 06/22/45(a)	EUR 476	512,453
4.00%, 03/28/32(a)	EUR 565	632,405
4.25%, 03/28/41(b)	EUR 866	993,450
4.50%, 03/28/26(b)	EUR 393	417,795
5.00%, 03/28/35(b)	EUR 1,173	1,424,068
5.50%, 03/28/28(a)	EUR 1,304	1,478,845
Series 86, 1.25%, 04/22/33(b)	EUR 222	204,256
		19,288,221
Canada — 4.6%
Canadian Government Bond
0.25%, 03/01/26	CAD 2,322	1,556,692
0.50%, 12/01/30	CAD 960	579,098
1.00%, 09/01/26	CAD 581	390,003
1.00%, 06/01/27	CAD 188	124,762
1.25%, 03/01/27	CAD 273	182,689
1.25%, 06/01/30	CAD 1,443	917,618
1.50%, 06/01/26	CAD 210	142,316
1.50%, 06/01/31	CAD 1,283	813,621
1.50%, 12/01/31	CAD 852	535,810
1.75%, 12/01/53	CAD 1,115	556,046
2.00%, 06/01/28	CAD 799	538,643
2.00%, 06/01/32	CAD 1,147	740,628
2.00%, 12/01/51	CAD 1,633	875,810

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.25%, 06/01/29	CAD 456	$308,810
2.50%, 12/01/32	CAD 1,126	749,760
2.75%, 09/01/27	CAD 358	246,938
2.75%, 06/01/33	CAD 509	344,209
2.75%, 12/01/48	CAD 370	234,653
2.75%, 12/01/55	CAD 1,173	730,926
2.75%, 12/01/64	CAD 232	145,737
3.00%, 06/01/34	CAD 1,517	1,040,121
3.25%, 11/01/26	CAD 640	444,770
3.25%, 09/01/28	CAD 1,217	853,428
3.25%, 12/01/33	CAD 616	431,575
3.25%, 12/01/34	CAD 1,209	844,957
3.25%, 06/01/35	CAD 332	230,590
3.50%, 03/01/28	CAD 416	293,274
3.50%, 09/01/29	CAD 1,249	887,453
3.50%, 12/01/45	CAD 400	287,223
4.00%, 05/01/26	CAD 1,107	773,898
4.00%, 08/01/26	CAD 990	694,400
4.00%, 03/01/29	CAD 1,626	1,174,197
4.00%, 06/01/41	CAD 323	245,125
5.00%, 06/01/37	CAD 28	22,959
5.75%, 06/01/29	CAD 340	260,441
5.75%, 06/01/33	CAD 546	450,986
		19,650,166
Denmark — 2.2%
Denmark Government Bond
0.00%, 11/15/31	DKK 8,449	1,023,622
0.25%, 11/15/52	DKK 11,187	879,386
0.50%, 11/15/27	DKK 9,736	1,303,674
0.50%, 11/15/29	DKK 7,996	1,037,469
2.25%, 11/15/26	DKK 4,404	619,026
2.25%, 11/15/33	DKK 12,283	1,715,570
4.50%, 11/15/39	DKK 18,027	3,147,754
		9,726,501
Finland — 4.5%
Finland Government Bond
0.00%, 09/15/26(a)(b)	EUR 72	72,100
0.00%, 09/15/26(b)	EUR 705	705,981
0.00%, 09/15/30(b)	EUR 1,277	1,150,713
0.13%, 09/15/31(b)	EUR 1,303	1,148,878
0.13%, 04/15/36(b)	EUR 1,029	781,805
0.13%, 04/15/52(b)	EUR 786	377,651
0.25%, 09/15/40(b)	EUR 773	521,964
0.50%, 04/15/26(b)	EUR 1,034	1,050,972
0.50%, 09/15/27(b)	EUR 331	328,542
0.50%, 09/15/28(b)	EUR 1,052	1,021,237
0.50%, 09/15/29(b)	EUR 1,379	1,309,334
0.50%, 04/15/43(a)(b)	EUR 881	585,385
0.75%, 04/15/31(b)	EUR 821	762,736
1.13%, 04/15/34(b)	EUR 826	739,644
1.38%, 04/15/27(b)	EUR 654	665,854
1.38%, 04/15/47(b)	EUR 886	665,437
1.50%, 09/15/32(b)	EUR 710	675,332
2.63%, 07/04/42(b)	EUR 428	416,497
2.75%, 07/04/28(b)	EUR 1,225	1,288,353
2.75%, 04/15/38(b)	EUR 772	775,477
2.88%, 04/15/29(a)(b)	EUR 1,311	1,383,370
2.95%, 04/15/55(a)(b)	EUR 643	638,952
3.00%, 09/15/33(b)	EUR 1,009	1,063,328
3.00%, 09/15/34(b)	EUR 867	910,507
Security	Par (000)	Value
Finland (continued)
3.20%, 04/15/45(a)	EUR 474	$495,342
		19,535,391
France — 8.3%
French Republic Government Bond OAT
0.00%, 02/25/26(a)(b)	EUR 543	550,127
0.00%, 02/25/27(a)(b)	EUR 747	739,136
0.00%, 11/25/29(a)(b)	EUR 397	362,838
0.00%, 11/25/29(b)	EUR 610	557,509
0.00%, 11/25/30(a)(b)	EUR 1,268	1,122,451
0.00%, 11/25/31(a)(b)	EUR 1,126	962,408
0.00%, 05/25/32(a)(b)	EUR 705	591,164
0.25%, 11/25/26(a)(b)	EUR 975	975,255
0.50%, 05/25/26(a)(b)	EUR 109	110,544
0.50%, 05/25/29(a)(b)	EUR 867	822,345
0.50%, 05/25/40(b)	EUR 495	332,551
0.50%, 06/25/44(a)(b)	EUR 492	294,859
0.50%, 05/25/72(b)	EUR 285	99,105
0.75%, 02/25/28(a)(b)	EUR 938	924,525
0.75%, 05/25/28(a)(b)	EUR 1,341	1,315,058
0.75%, 11/25/28(a)(b)	EUR 962	932,911
0.75%, 05/25/52(a)(b)	EUR 678	353,859
0.75%, 05/25/53(b)	EUR 553	281,334
1.00%, 05/25/27(a)(b)	EUR 1,044	1,050,879
1.25%, 05/25/34(a)(b)	EUR 937	824,974
1.25%, 05/25/36(b)	EUR 1,213	1,017,012
1.25%, 05/25/38(a)(b)	EUR 613	488,964
1.50%, 05/25/31(a)(b)	EUR 1,221	1,170,906
1.50%, 05/25/50(b)	EUR 531	355,525
1.75%, 06/25/39(b)	EUR 676	568,530
1.75%, 05/25/66(b)	EUR 293	182,010
2.00%, 11/25/32(a)(b)	EUR 1,014	978,920
2.00%, 05/25/48(b)	EUR 695	536,635
2.50%, 09/24/26(b)	EUR 1,249	1,299,989
2.50%, 09/24/27(b)	EUR 1,050	1,091,993
2.50%, 05/25/30(a)(b)	EUR 1,427	1,464,234
2.50%, 05/25/43(a)(b)	EUR 428	379,449
2.75%, 10/25/27(a)(b)	EUR 1,213	1,269,531
2.75%, 02/25/29(a)(b)	EUR 456	475,609
2.75%, 02/25/30(a)(b)	EUR 426	442,419
3.00%, 05/25/33(a)(b)	EUR 665	686,491
3.00%, 11/25/34(b)	EUR 730	744,731
3.00%, 06/25/49(a)(b)	EUR 211	196,127
3.00%, 05/25/54(a)(b)	EUR 517	464,789
3.25%, 05/25/45(a)(b)	EUR 591	582,326
3.25%, 05/25/55(b)	EUR 299	280,777
3.25%, 05/25/55(a)(b)	EUR 81	76,063
3.50%, 04/25/26(a)(b)	EUR 799	840,723
3.50%, 11/25/33(a)(b)	EUR 902	963,059
4.00%, 10/25/38(a)(b)	EUR 592	651,282
4.00%, 04/25/55(b)	EUR 448	484,328
4.00%, 04/25/60(a)(b)	EUR 499	539,622
4.50%, 04/25/41(a)(b)	EUR 802	930,586
4.75%, 04/25/35(a)(b)	EUR 678	795,779
5.50%, 04/25/29(a)(b)	EUR 1,496	1,728,253
5.75%, 10/25/32(a)(b)	EUR 797	983,366
		35,873,860
Germany — 6.6%
Bundesobligation
0.00%, 04/10/26(a)	EUR 263	266,165
0.00%, 10/09/26(a)	EUR 683	684,532

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
0.00%, 04/16/27(a)	EUR 668	$662,409
1.30%, 10/15/27(a)	EUR 191	194,190
2.10%, 04/12/29(a)	EUR 690	713,466
2.20%, 04/13/28(a)	EUR 318	330,692
2.40%, 10/19/28(a)	EUR 831	869,649
2.50%, 10/11/29(a)	EUR 541	568,344
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR 847	851,448
0.00%, 11/15/27(a)	EUR 465	455,503
0.00%, 11/15/28(a)(c)	EUR 670	642,713
0.00%, 08/15/29(a)	EUR 375	353,433
0.00%, 02/15/30(a)	EUR 610	567,963
0.00%, 08/15/30(a)	EUR 731	673,178
0.00%, 02/15/31(a)	EUR 343	312,072
0.00%, 08/15/31(a)	EUR 660	592,998
0.00%, 02/15/32(a)	EUR 202	178,975
0.00%, 05/15/35(a)	EUR 510	410,969
0.00%, 05/15/36(a)	EUR 554	432,752
0.00%, 08/15/50(a)	EUR 990	525,324
0.00%, 08/15/52(a)	EUR 646	325,396
0.25%, 02/15/27(a)	EUR 541	541,237
0.25%, 08/15/28(a)	EUR 362	352,440
0.25%, 02/15/29(a)	EUR 696	670,572
0.50%, 02/15/26(a)	EUR 920	938,537
0.50%, 08/15/27(a)	EUR 526	525,090
0.50%, 02/15/28(a)	EUR 363	359,333
1.00%, 05/15/38(a)	EUR 505	428,734
1.25%, 08/15/48(a)	EUR 895	697,711
1.70%, 08/15/32(a)	EUR 579	576,124
1.80%, 08/15/53(a)	EUR 497	423,916
2.10%, 11/15/29(a)	EUR 647	667,681
2.20%, 02/15/34(a)	EUR 479	488,835
2.30%, 02/15/33(a)	EUR 1,597	1,651,433
2.40%, 11/15/30(a)	EUR 447	467,446
2.50%, 07/04/44(a)	EUR 559	561,374
2.50%, 08/15/46(a)	EUR 578	580,004
2.50%, 08/15/54(a)	EUR 429	426,046
2.60%, 08/15/33(a)	EUR 892	941,250
2.60%, 08/15/34(a)	EUR 595	626,031
2.60%, 05/15/41(a)	EUR 313	320,001
3.25%, 07/04/42(a)	EUR 468	521,950
4.00%, 01/04/37(a)	EUR 56	66,621
4.25%, 07/04/39(a)	EUR 344	423,842
4.75%, 07/04/28(a)	EUR 653	735,460
4.75%, 07/04/34(a)	EUR 716	887,503
4.75%, 07/04/40(a)	EUR 407	531,114
5.50%, 01/04/31(a)	EUR 47	58,019
5.63%, 01/04/28(a)	EUR 224	255,088
6.25%, 01/04/30(a)	EUR 351	431,174
6.50%, 07/04/27(a)	EUR 478	546,422
Series G, 0.00%, 08/15/30(a)	EUR 21	19,338
Series G, 0.00%, 08/15/31(a)	EUR 107	96,140
Series G, 0.00%, 08/15/50(a)	EUR 264	140,292
Bundesschatzanweisungen
2.50%, 03/19/26(a)	EUR 20	20,817
2.70%, 09/17/26(a)	EUR 260	272,122
2.90%, 06/18/26(a)	EUR 500	523,773
		28,385,641
Ireland — 4.6%
Ireland Government Bond
0.00%, 10/18/31(a)	EUR 1,452	1,272,677
Security	Par (000)	Value
Ireland (continued)
0.20%, 05/15/27(a)	EUR 1,232	$1,221,586
0.20%, 10/18/30(a)	EUR 1,100	1,004,140
0.35%, 10/18/32(a)	EUR 992	870,311
0.40%, 05/15/35(a)	EUR 945	773,295
0.55%, 04/22/41(a)	EUR 726	522,236
0.90%, 05/15/28(a)	EUR 1,683	1,673,254
1.00%, 05/15/26(a)	EUR 1,739	1,776,553
1.10%, 05/15/29(a)	EUR 1,961	1,932,421
1.30%, 05/15/33(a)	EUR 582	545,839
1.35%, 03/18/31(a)	EUR 1,255	1,220,046
1.50%, 05/15/50(a)	EUR 1,498	1,149,513
1.70%, 05/15/37(a)	EUR 1,301	1,185,944
2.00%, 02/18/45(a)	EUR 1,826	1,620,947
2.40%, 05/15/30(a)	EUR 1,071	1,109,142
2.60%, 10/18/34(a)	EUR 719	737,686
3.00%, 10/18/43(a)	EUR 542	565,532
3.15%, 10/18/55(a)	EUR 478	505,944
		19,687,066
Israel — 3.7%
Israel Government Bond
0.50%, 02/27/26	ILS 4,196	1,128,960
1.00%, 03/31/30	ILS 5,054	1,204,295
1.30%, 04/30/32	ILS 6,482	1,476,152
1.50%, 05/31/37	ILS 3,282	659,124
2.00%, 03/31/27	ILS 4,954	1,322,197
2.25%, 09/28/28	ILS 8,772	2,290,626
2.80%, 11/29/52	ILS 4,270	826,802
3.75%, 09/30/27	ILS 2,000	552,367
3.75%, 02/28/29	ILS 7,493	2,057,745
3.75%, 03/31/47	ILS 2,921	708,845
4.00%, 03/30/35	ILS 4,970	1,342,475
5.50%, 01/31/42	ILS 5,693	1,753,612
6.25%, 10/30/26	ILS 2,161	624,161
		15,947,361
Italy — 7.7%
Italy Buoni Poliennali Del Tesoro
0.00%, 04/01/26(a)	EUR 618	624,586
0.00%, 08/01/26(a)	EUR 384	385,244
0.25%, 03/15/28(a)	EUR 664	642,269
0.45%, 02/15/29(a)	EUR 549	521,447
0.50%, 02/01/26(a)	EUR 218	222,144
0.50%, 07/15/28(a)	EUR 555	536,778
0.60%, 08/01/31(b)	EUR 320	284,085
0.85%, 01/15/27(a)	EUR 456	459,989
0.90%, 04/01/31(a)	EUR 353	322,492
0.95%, 09/15/27(a)	EUR 81	80,910
0.95%, 08/01/30(a)	EUR 497	463,978
0.95%, 12/01/31(b)	EUR 406	365,517
0.95%, 06/01/32(a)	EUR 359	318,816
0.95%, 03/01/37(b)	EUR 285	218,247
1.10%, 04/01/27(a)	EUR 492	496,860
1.25%, 12/01/26(a)	EUR 267	271,939
1.35%, 04/01/30(a)	EUR 54	51,962
1.45%, 03/01/36(b)	EUR 330	276,092
1.50%, 04/30/45(b)	EUR 202	139,375
1.60%, 06/01/26(a)	EUR 746	767,222
1.65%, 12/01/30(b)	EUR 571	550,085
1.65%, 03/01/32(b)	EUR 709	666,945
1.70%, 09/01/51(b)	EUR 301	197,047
1.80%, 03/01/41(a)(b)	EUR 472	367,480

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
2.00%, 02/01/28(a)	EUR 819	$837,762
2.05%, 08/01/27(a)	EUR 365	375,527
2.10%, 07/15/26(a)	EUR 452	467,723
2.15%, 09/01/52(b)	EUR 275	196,493
2.15%, 03/01/72(a)(b)	EUR 215	139,597
2.20%, 06/01/27(a)	EUR 669	691,502
2.25%, 09/01/36(b)	EUR 401	363,103
2.45%, 09/01/33(b)	EUR 432	419,766
2.45%, 09/01/50(b)	EUR 357	277,123
2.50%, 12/01/32(a)	EUR 308	303,534
2.70%, 03/01/47(b)	EUR 480	403,710
2.80%, 12/01/28(a)	EUR 513	535,859
2.80%, 06/15/29(a)	EUR 37	38,469
2.80%, 03/01/67(b)	EUR 207	161,484
2.95%, 02/15/27(a)	EUR 80	83,870
2.95%, 09/01/38(b)	EUR 291	276,296
3.00%, 08/01/29(a)	EUR 435	456,080
3.10%, 08/28/26(a)	EUR 288	302,064
3.10%, 03/01/40(b)	EUR 167	158,170
3.15%, 11/15/31(b)	EUR 310	321,157
3.25%, 03/01/38(b)	EUR 253	248,838
3.25%, 09/01/46(b)	EUR 136	125,714
3.35%, 07/01/29(a)	EUR 470	498,578
3.35%, 03/01/35(b)	EUR 549	563,057
3.40%, 04/01/28(a)	EUR 465	494,456
3.45%, 07/15/27(a)	EUR 208	220,824
3.45%, 07/15/31(a)	EUR 433	457,841
3.45%, 03/01/48(b)	EUR 470	444,769
3.50%, 03/01/30(b)	EUR 499	534,445
3.50%, 02/15/31(a)(b)	EUR 420	446,117
3.65%, 08/01/35(b)	EUR 177	184,799
3.70%, 06/15/30(a)	EUR 460	494,784
3.80%, 08/01/28(a)	EUR 296	318,960
3.85%, 09/15/26(a)	EUR 328	348,076
3.85%, 12/15/29(a)	EUR 539	584,461
3.85%, 07/01/34(a)	EUR 485	519,023
3.85%, 02/01/35(a)	EUR 211	224,926
3.85%, 09/01/49(b)	EUR 393	394,041
4.00%, 11/15/30(a)	EUR 353	385,178
4.00%, 10/30/31(b)	EUR 288	315,846
4.00%, 04/30/35(a)(b)	EUR 290	315,016
4.00%, 02/01/37(b)	EUR 510	548,952
4.05%, 10/30/37(a)(b)	EUR 113	121,463
4.15%, 10/01/39(a)(b)	EUR 192	205,401
4.20%, 03/01/34(a)	EUR 341	375,443
4.30%, 10/01/54(b)	EUR 200	210,928
4.35%, 11/01/33(a)	EUR 431	480,224
4.40%, 05/01/33(a)	EUR 339	379,574
4.45%, 09/01/43(a)(b)	EUR 186	203,733
4.50%, 03/01/26(b)	EUR 143	151,696
4.50%, 10/01/53(a)(b)	EUR 176	192,911
4.75%, 09/01/28(b)	EUR 657	731,320
4.75%, 09/01/44(b)	EUR 483	551,807
5.00%, 08/01/34(b)	EUR 665	777,085
5.00%, 08/01/39(b)	EUR 620	726,005
5.00%, 09/01/40(b)	EUR 577	674,235
5.25%, 11/01/29(a)	EUR 990	1,140,420
5.75%, 02/01/33(a)	EUR 375	455,996
6.00%, 05/01/31(a)	EUR 407	494,067
7.25%, 11/01/26(a)	EUR 705	793,273
		33,375,080
Security	Par (000)	Value
Japan — 12.9%
Japan Government Five Year Bond
0.00%, 06/20/26	JPY 43,050	$275,187
0.00%, 09/20/26	JPY 14,550	92,806
0.00%, 03/20/27	JPY 3,500	22,238
0.00%, 06/20/27	JPY 33,900	214,947
0.10%, 03/20/27	JPY 36,900	234,921
0.10%, 09/20/27	JPY 41,550	263,488
0.10%, 03/20/28	JPY 4,200	26,527
0.10%, 06/20/28	JPY 77,950	491,176
0.20%, 03/20/28	JPY 2,100	13,305
0.30%, 12/20/27	JPY 2,300	14,641
0.40%, 09/20/28	JPY 88,400	561,697
0.40%, 12/20/28	JPY 26,850	170,237
0.40%, 03/20/29	JPY 68,650	434,532
0.40%, 06/20/29	JPY 80,900	511,053
0.50%, 03/20/29	JPY 79,700	506,520
0.50%, 06/20/29	JPY 100,650	638,548
0.60%, 06/20/29	JPY 62,350	397,425
0.60%, 09/20/29	JPY 47,800	304,204
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY 46,400	173,283
0.50%, 03/20/59	JPY 12,450	45,694
0.50%, 03/20/60	JPY 99,650	357,505
0.70%, 03/20/61	JPY 66,650	252,887
0.80%, 03/20/58	JPY 49,850	208,297
0.90%, 03/20/57	JPY 48,900	214,637
1.00%, 03/20/62	JPY 99,050	412,326
1.30%, 03/20/63	JPY 94,000	426,674
1.40%, 03/20/55	JPY 8,800	45,796
1.70%, 03/20/54	JPY 22,450	127,211
1.90%, 03/20/53	JPY 34,850	208,363
2.00%, 03/20/52	JPY 4,100	25,203
2.20%, 03/20/49	JPY 33,400	219,021
2.20%, 03/20/50	JPY 30,700	199,933
2.20%, 03/20/51	JPY 38,000	245,290
2.20%, 03/20/64	JPY 38,350	225,607
2.40%, 03/20/48	JPY 2,200	14,990
Japan Government Ten Year Bond
0.10%, 12/20/26	JPY 39,850	254,144
0.10%, 03/20/27	JPY 26,400	168,074
0.10%, 06/20/27	JPY 30,150	191,602
0.10%, 09/20/27	JPY 2,800	17,756
0.10%, 12/20/27	JPY 16,300	103,166
0.10%, 03/20/28	JPY 2,950	18,632
0.10%, 06/20/28	JPY 101,950	642,404
0.10%, 12/20/28	JPY 42,850	268,571
0.10%, 06/20/29	JPY 19,250	120,035
0.10%, 09/20/29	JPY 26,050	161,980
0.10%, 12/20/29	JPY 11,450	71,025
0.10%, 06/20/30	JPY 26,150	161,569
0.10%, 12/20/30	JPY 2,250	13,831
0.10%, 03/20/31	JPY 2,750	16,859
0.10%, 06/20/31	JPY 32,100	196,218
0.10%, 09/20/31	JPY 34,550	210,561
0.10%, 12/20/31	JPY 15,600	94,785
0.20%, 09/20/32	JPY 39,250	237,851
0.40%, 06/20/33	JPY 35,350	215,296
0.50%, 12/20/32	JPY 32,800	202,867
0.50%, 03/20/33	JPY 40,100	247,136
0.60%, 12/20/33	JPY 101,650	625,420
0.80%, 09/20/33	JPY 79,050	496,614

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.80%, 03/20/34	JPY 102,600	$640,923
0.90%, 09/20/34	JPY 149,600	937,176
1.10%, 06/20/34	JPY 73,150	467,906
1.20%, 12/20/34	JPY 25,500	163,893
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY 36,200	163,974
0.40%, 06/20/49	JPY 34,300	149,178
0.40%, 09/20/49	JPY 12,050	52,179
0.40%, 12/20/49	JPY 57,050	245,235
0.40%, 03/20/50	JPY 38,450	164,316
0.50%, 09/20/46	JPY 30,500	144,350
0.50%, 03/20/49	JPY 32,450	145,956
0.60%, 12/20/46	JPY 37,050	178,605
0.60%, 06/20/50	JPY 54,700	245,706
0.60%, 09/20/50	JPY 54,600	243,916
0.70%, 06/20/48	JPY 51,650	247,958
0.70%, 12/20/48	JPY 39,550	188,204
0.70%, 12/20/50	JPY 32,750	149,455
0.70%, 03/20/51	JPY 5,850	26,557
0.70%, 06/20/51	JPY 64,800	292,604
0.70%, 09/20/51	JPY 77,150	346,515
0.70%, 12/20/51	JPY 53,300	238,497
0.80%, 03/20/46	JPY 30,750	157,120
0.80%, 03/20/47	JPY 44,400	222,857
0.80%, 06/20/47	JPY 11,350	56,775
0.80%, 09/20/47	JPY 33,650	167,500
0.80%, 12/20/47	JPY 25,400	125,813
0.80%, 03/20/48	JPY 13,700	67,628
0.90%, 09/20/48	JPY 22,000	110,326
1.00%, 03/20/52	JPY 34,850	168,912
1.20%, 06/20/53	JPY 76,900	386,803
1.30%, 06/20/52	JPY 60,650	316,755
1.40%, 09/20/45	JPY 22,100	128,475
1.40%, 12/20/45	JPY 10,750	62,266
1.40%, 09/20/52	JPY 57,150	304,972
1.40%, 03/20/53	JPY 63,900	339,249
1.50%, 12/20/44	JPY 26,050	155,637
1.50%, 03/20/45	JPY 19,700	117,327
1.60%, 06/20/45	JPY 21,050	127,254
1.60%, 12/20/52	JPY 62,200	347,509
1.60%, 12/20/53	JPY 51,600	285,642
1.70%, 06/20/33	JPY 31,850	215,240
1.70%, 12/20/43	JPY 34,100	213,038
1.70%, 03/20/44	JPY 24,850	154,860
1.70%, 06/20/44	JPY 35,900	223,157
1.70%, 09/20/44	JPY 42,500	263,503
1.80%, 11/22/32	JPY 14,050	95,734
1.80%, 03/20/43	JPY 54,850	350,928
1.80%, 09/20/43	JPY 22,200	141,390
1.80%, 09/20/53	JPY 33,600	195,567
1.80%, 03/20/54	JPY 60,100	348,676
1.90%, 09/20/42	JPY 72,550	473,054
1.90%, 06/20/43	JPY 36,350	235,565
2.00%, 12/20/33	JPY 12,750	88,128
2.00%, 09/20/40	JPY 85,350	572,150
2.00%, 09/20/41	JPY 65,700	437,679
2.00%, 03/20/42	JPY 6,200	41,162
2.10%, 09/20/33	JPY 22,500	156,799
2.10%, 09/20/54	JPY 43,850	271,565
2.20%, 09/20/39	JPY 56,100	388,300
2.20%, 03/20/41	JPY 24,200	166,096
Security	Par (000)	Value
Japan (continued)
2.20%, 06/20/54	JPY 66,450	$421,198
2.30%, 05/20/32	JPY 12,900	90,797
2.30%, 03/20/35	JPY 24,750	175,292
2.30%, 12/20/35	JPY 26,450	187,225
2.30%, 12/20/36	JPY 35,250	249,060
2.30%, 03/20/39	JPY 68,850	483,404
2.30%, 03/20/40	JPY 42,050	293,950
2.40%, 03/20/34	JPY 27,650	197,361
2.40%, 12/20/34	JPY 22,150	158,283
2.40%, 09/20/38	JPY 52,100	370,325
2.50%, 06/20/34	JPY 26,450	190,281
2.50%, 09/20/34	JPY 20,600	148,236
2.50%, 09/20/35	JPY 19,000	136,916
2.50%, 03/20/36	JPY 28,550	205,850
2.50%, 06/20/36	JPY 35,250	253,958
2.50%, 09/20/36	JPY 19,150	137,970
2.50%, 09/20/37	JPY 27,450	197,876
2.50%, 03/20/38	JPY 47,600	342,528
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY 30,750	173,829
0.30%, 06/20/39	JPY 52,550	281,990
0.30%, 09/20/39	JPY 64,350	343,190
0.30%, 12/20/39	JPY 71,250	378,064
0.40%, 03/20/36	JPY 49,700	288,913
0.40%, 03/20/39	JPY 40,650	222,688
0.40%, 03/20/40	JPY 79,150	423,994
0.40%, 06/20/40	JPY 40,600	216,242
0.40%, 09/20/40	JPY 75,950	402,190
0.40%, 06/20/41	JPY 7,200	37,508
0.50%, 09/20/36	JPY 57,900	337,574
0.50%, 03/20/38	JPY 69,500	393,900
0.50%, 06/20/38	JPY 59,050	333,249
0.50%, 12/20/38	JPY 18,100	101,042
0.50%, 12/20/40	JPY 89,650	480,195
0.50%, 03/20/41	JPY 70,600	376,504
0.50%, 09/20/41	JPY 84,750	446,818
0.50%, 12/20/41	JPY 88,950	466,845
0.60%, 12/20/36	JPY 61,100	358,839
0.60%, 06/20/37	JPY 49,700	289,420
0.60%, 09/20/37	JPY 55,750	323,389
0.60%, 12/20/37	JPY 46,750	269,866
0.70%, 09/20/38	JPY 37,400	215,765
0.80%, 03/20/42	JPY 59,400	326,707
0.90%, 06/20/42	JPY 48,150	268,162
1.10%, 09/20/42	JPY 77,250	443,970
1.10%, 03/20/43	JPY 66,200	377,903
1.10%, 06/20/43	JPY 79,100	449,370
1.20%, 12/20/34	JPY 3,950	25,387
1.20%, 03/20/35	JPY 51,400	329,378
1.20%, 09/20/35	JPY 60,850	388,079
1.30%, 12/20/43	JPY 65,750	384,097
1.40%, 09/20/34	JPY 28,100	184,149
1.40%, 12/20/42	JPY 14,700	88,442
1.50%, 03/20/33	JPY 30,850	205,584
1.50%, 03/20/34	JPY 53,000	351,657
1.50%, 06/20/34	JPY 44,200	292,832
1.50%, 09/20/43	JPY 59,100	358,182
1.60%, 03/20/32	JPY 7,400	49,739
1.60%, 06/20/32	JPY 19,050	128,047
1.60%, 03/20/33	JPY 34,000	228,388
1.60%, 12/20/33	JPY 23,850	159,751

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
1.60%, 03/20/44	JPY 59,350	$363,508
1.70%, 09/20/31	JPY 2,200	14,866
1.70%, 12/20/31	JPY 11,650	78,773
1.70%, 03/20/32	JPY 25,950	175,537
1.70%, 06/20/32	JPY 1,350	9,134
1.70%, 09/20/32	JPY 27,750	187,776
1.70%, 12/20/32	JPY 37,200	251,735
1.70%, 06/20/33	JPY 3,950	26,694
1.70%, 09/20/33	JPY 51,550	348,195
1.80%, 09/20/30	JPY 26,550	179,577
1.80%, 06/20/31	JPY 24,850	168,665
1.80%, 09/20/31	JPY 48,300	328,326
1.80%, 12/20/31	JPY 43,150	293,560
1.80%, 03/20/32	JPY 39,150	266,511
1.80%, 12/20/32	JPY 2,500	17,048
1.80%, 09/20/44	JPY 48,350	304,615
1.90%, 12/20/28	JPY 34,700	232,782
1.90%, 03/20/29	JPY 13,050	87,698
1.90%, 09/20/30	JPY 16,150	109,792
1.90%, 06/20/31	JPY 12,850	87,716
1.90%, 06/20/44	JPY 74,450	478,291
2.00%, 03/20/27	JPY 1,900	12,586
2.00%, 06/20/30	JPY 26,850	183,123
2.00%, 12/20/30	JPY 6,650	45,543
2.00%, 03/20/31	JPY 10,350	70,954
2.10%, 03/20/27	JPY 46,800	310,640
2.10%, 06/20/27	JPY 24,300	161,783
2.10%, 09/20/27	JPY 16,250	108,506
2.10%, 12/20/27	JPY 26,450	177,112
2.10%, 06/20/28	JPY 67,150	451,889
2.10%, 12/20/28	JPY 23,450	158,508
2.10%, 03/20/29	JPY 36,600	247,838
2.10%, 06/20/29	JPY 7,400	50,227
2.10%, 09/20/29	JPY 29,850	202,979
2.10%, 12/20/29	JPY 3,400	23,170
2.10%, 03/20/30	JPY 30,250	206,772
2.10%, 12/20/30	JPY 40,300	277,453
2.20%, 09/20/27	JPY 2,200	14,727
2.20%, 03/20/28	JPY 3,300	22,219
2.20%, 09/20/28	JPY 15,350	103,885
2.20%, 06/20/29	JPY 20,500	139,701
2.20%, 03/20/31	JPY 22,550	156,368
2.30%, 06/20/27	JPY 3,100	20,732
2.40%, 03/20/28	JPY 18,950	128,336
Japan Government Two Year Bond
0.10%, 02/01/26	JPY 79,000	507,068
0.40%, 06/01/26	JPY 140,100	900,634
0.40%, 08/01/26	JPY 194,450	1,248,896
0.40%, 09/01/26	JPY 104,550	671,238
0.50%, 11/01/26	JPY 168,850	1,084,986
		55,568,099
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/27(b)	EUR 317	315,537
0.00%, 01/15/29(b)	EUR 756	716,670
0.00%, 07/15/30(b)	EUR 996	908,744
0.00%, 07/15/31(b)	EUR 645	572,167
0.00%, 01/15/38(b)	EUR 880	635,752
0.00%, 01/15/52(b)	EUR 1,119	557,441
0.25%, 07/15/29(b)	EUR 777	736,094
0.50%, 07/15/26(b)	EUR 1,353	1,370,758
Security	Par (000)	Value
Netherlands (continued)
0.50%, 07/15/32(a)(b)	EUR 1,012	$906,755
0.50%, 01/15/40(b)	EUR 910	678,100
0.75%, 07/15/27(b)	EUR 1,057	1,059,228
0.75%, 07/15/28(b)	EUR 746	735,593
2.00%, 01/15/54(b)	EUR 1,004	872,194
2.50%, 01/15/30(b)	EUR 1,009	1,053,017
2.50%, 01/15/33(b)	EUR 907	937,064
2.50%, 07/15/33(b)	EUR 806	830,375
2.50%, 07/15/34(b)	EUR 772	790,702
2.75%, 01/15/47(b)	EUR 1,379	1,411,549
3.25%, 01/15/44(a)(b)	EUR 598	655,590
3.75%, 01/15/42(b)	EUR 994	1,154,195
4.00%, 01/15/37(b)	EUR 1,092	1,273,078
5.50%, 01/15/28(b)	EUR 1,349	1,528,876
		19,699,479
New Zealand — 2.8%
New Zealand Government Bond
0.25%, 05/15/28	NZD 2,467	1,241,058
0.50%, 05/15/26	NZD 1,509	818,235
1.50%, 05/15/31	NZD 1,489	716,793
1.75%, 05/15/41	NZD 367	133,109
2.00%, 05/15/32	NZD 1,936	935,174
2.75%, 04/15/37(a)	NZD 2,040	935,820
2.75%, 05/15/51	NZD 1,340	496,324
3.00%, 04/20/29	NZD 2,327	1,265,981
3.50%, 04/14/33(a)	NZD 1,886	996,292
4.25%, 05/15/34	NZD 1,081	597,411
4.25%, 05/15/36	NZD 1,686	914,838
4.50%, 04/15/27(a)	NZD 1,433	822,655
4.50%, 05/15/30	NZD 2,419	1,394,182
4.50%, 05/15/35	NZD 754	421,562
5.00%, 05/15/54	NZD 670	370,042
		12,059,476
Norway — 1.6%
Norway Government Bond
1.25%, 09/17/31(b)	NOK 12,895	971,440
1.38%, 08/19/30(a)(b)	NOK 8,558	667,102
1.50%, 02/19/26(b)	NOK 13,955	1,202,056
1.75%, 02/17/27(b)	NOK 6,969	592,371
1.75%, 09/06/29(b)	NOK 9,448	765,610
2.00%, 04/26/28(b)	NOK 5,634	472,374
2.13%, 05/18/32(b)	NOK 10,114	798,856
3.00%, 08/15/33(a)(b)	NOK 3,056	253,680
3.50%, 10/06/42(a)(b)	NOK 5,655	480,061
3.63%, 04/13/34(b)	NOK 7,551	655,605
		6,859,155
Portugal — 4.5%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(b)	EUR 2,650	2,375,424
0.48%, 10/18/30(b)	EUR 235	218,862
0.70%, 10/15/27(b)	EUR 260	259,720
0.90%, 10/12/35(b)	EUR 386	325,695
1.00%, 04/12/52(b)	EUR 447	266,805
1.95%, 06/15/29(a)(b)	EUR 3,080	3,146,594
2.13%, 10/17/28(b)	EUR 2,220	2,292,896
2.25%, 04/18/34(b)	EUR 568	564,024
2.88%, 07/21/26(b)	EUR 1,301	1,363,829
2.88%, 10/20/34(b)	EUR 2,318	2,404,886
3.50%, 06/18/38(b)	EUR 2,031	2,180,915
3.63%, 06/12/54(a)(b)	EUR 688	723,124

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Portugal (continued)
3.88%, 02/15/30(b)	EUR 500	$555,372
4.10%, 04/15/37(b)	EUR 270	308,948
4.10%, 02/15/45(b)	EUR 1,135	1,291,309
4.13%, 04/14/27(b)	EUR 1,000	1,081,697
		19,360,100
Singapore — 3.9%
Singapore Government Bond
1.25%, 11/01/26	SGD 2,080	1,490,192
1.63%, 07/01/31	SGD 809	550,900
1.88%, 03/01/50	SGD 1,028	620,567
1.88%, 10/01/51	SGD 1,229	736,541
2.13%, 06/01/26	SGD 1,280	932,761
2.25%, 08/01/36	SGD 1,399	961,851
2.38%, 07/01/39	SGD 1,100	756,207
2.63%, 05/01/28	SGD 1,165	851,907
2.63%, 08/01/32	SGD 843	607,481
2.75%, 04/01/42	SGD 932	668,242
2.75%, 03/01/46	SGD 1,604	1,150,289
2.88%, 09/01/27	SGD 391	288,080
2.88%, 08/01/28	SGD 994	732,305
2.88%, 07/01/29	SGD 1,303	959,992
2.88%, 09/01/30	SGD 1,631	1,200,663
3.00%, 04/01/29	SGD 602	446,025
3.00%, 08/01/72(a)	SGD 1,131	863,888
3.25%, 06/01/54(a)	SGD 284	225,106
3.38%, 09/01/33	SGD 1,553	1,181,023
3.38%, 05/01/34	SGD 504	384,431
3.50%, 03/01/27	SGD 1,624	1,211,236
		16,819,687
Spain — 5.1%
Spain Government Bond
0.00%, 01/31/27	EUR 202	200,383
0.00%, 01/31/28	EUR 797	770,263
0.10%, 04/30/31(b)	EUR 700	618,735
0.50%, 04/30/30(b)	EUR 417	388,419
0.50%, 10/31/31(b)	EUR 534	478,078
0.60%, 10/31/29(b)	EUR 669	633,690
0.70%, 04/30/32(a)(b)	EUR 319	285,828
0.70%, 04/30/32(b)	EUR 365	327,045
0.80%, 07/30/27(b)	EUR 800	799,230
0.80%, 07/30/29	EUR 554	532,484
0.85%, 07/30/37(a)(b)	EUR 49	38,205
1.00%, 07/30/42(b)	EUR 286	200,528
1.00%, 10/31/50(b)	EUR 500	293,315
1.20%, 10/31/40(b)	EUR 521	392,684
1.25%, 10/31/30(b)	EUR 290	278,388
1.30%, 10/31/26(b)	EUR 324	330,941
1.40%, 04/30/28(b)	EUR 134	134,744
1.40%, 07/30/28(b)	EUR 313	313,608
1.45%, 10/31/27(b)	EUR 408	413,194
1.45%, 04/30/29(b)	EUR 190	188,861
1.45%, 10/31/71(b)	EUR 295	153,316
1.50%, 04/30/27(b)	EUR 604	616,351
1.85%, 07/30/35(b)	EUR 529	487,189
1.90%, 10/31/52(b)	EUR 473	339,185
1.95%, 04/30/26(b)	EUR 181	187,075
1.95%, 07/30/30(b)	EUR 586	587,132
2.35%, 07/30/33(b)	EUR 497	493,206
2.50%, 05/31/27	EUR 820	853,935
2.55%, 10/31/32(b)	EUR 564	572,584
Security	Par (000)	Value
Spain (continued)
2.70%, 01/31/30	EUR 140	$145,842
2.70%, 10/31/48(b)	EUR 231	204,597
2.80%, 05/31/26	EUR 760	793,588
2.90%, 10/31/46(b)	EUR 411	382,187
3.15%, 04/30/33(a)(b)	EUR 57	60,126
3.15%, 04/30/35(b)	EUR 280	291,390
3.25%, 04/30/34(a)(b)	EUR 540	570,268
3.45%, 10/31/34(b)	EUR 380	406,811
3.45%, 10/31/34(a)(b)	EUR 55	58,880
3.45%, 07/30/43(a)(b)	EUR 364	370,307
3.45%, 07/30/66(b)	EUR 207	198,653
3.50%, 05/31/29	EUR 429	462,361
3.55%, 10/31/33(a)(b)	EUR 644	697,154
3.90%, 07/30/39(a)(b)	EUR 320	349,725
4.00%, 10/31/54(a)(b)	EUR 141	152,126
4.20%, 01/31/37(b)	EUR 431	489,802
4.70%, 07/30/41(b)	EUR 472	563,439
4.90%, 07/30/40(b)	EUR 457	555,124
5.15%, 10/31/28(b)	EUR 431	489,363
5.15%, 10/31/44(b)	EUR 306	387,654
5.75%, 07/30/32	EUR 506	627,726
5.90%, 07/30/26(b)	EUR 626	683,572
6.00%, 01/31/29	EUR 851	1,000,656
		21,849,947
Sweden — 1.7%
Sweden Government Bond
0.13%, 05/12/31(a)	SEK 11,115	888,264
0.75%, 05/12/28(a)	SEK 14,245	1,237,724
0.75%, 11/12/29(a)	SEK 12,285	1,045,562
1.00%, 11/12/26(a)	SEK 14,465	1,285,044
1.75%, 11/11/33(a)	SEK 16,285	1,417,517
2.25%, 06/01/32(a)	SEK 7,245	658,609
3.50%, 03/30/39(a)	SEK 8,510	866,611
		7,399,331
United Kingdom — 5.9%
United Kingdom Gilt
0.13%, 01/30/26(a)	GBP 2	2,354
0.13%, 01/31/28(a)	GBP 284	314,911
0.25%, 07/31/31(a)	GBP 547	527,591
0.38%, 10/22/26(a)	GBP 465	542,652
0.38%, 10/22/30(a)	GBP 347	348,671
0.50%, 01/31/29(a)	GBP 695	749,361
0.50%, 10/22/61(a)	GBP 414	145,166
0.63%, 07/31/35(a)	GBP 556	465,403
0.63%, 10/22/50(a)	GBP 378	176,927
0.88%, 10/22/29(a)	GBP 319	341,973
0.88%, 07/31/33(a)	GBP 770	717,092
0.88%, 01/31/46(a)	GBP 343	199,204
1.00%, 01/31/32(a)	GBP 826	822,091
1.13%, 01/31/39(a)	GBP 473	370,299
1.13%, 10/22/73(a)	GBP 111	47,358
1.25%, 07/22/27(a)	GBP 124	143,785
1.25%, 10/22/41(a)	GBP 635	463,190
1.25%, 07/31/51(a)	GBP 634	354,215
1.50%, 07/22/26(a)	GBP 448	535,339
1.50%, 07/22/47(a)	GBP 403	264,380
1.50%, 07/31/53(a)	GBP 529	307,358
1.63%, 10/22/28(a)	GBP 360	409,807
1.63%, 10/22/54(a)	GBP 295	175,606
1.63%, 10/22/71(a)	GBP 495	258,634

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
1.75%, 09/07/37(a)	GBP 398	$356,687
1.75%, 01/22/49(a)	GBP 151	102,449
1.75%, 07/22/57(a)	GBP 108	64,946
2.50%, 07/22/65(a)	GBP 403	287,091
3.25%, 01/31/33(a)	GBP 468	534,780
3.25%, 01/22/44(a)	GBP 536	520,437
3.50%, 01/22/45(a)	GBP 284	283,924
3.50%, 07/22/68(a)	GBP 417	383,125
3.75%, 03/07/27(a)	GBP 682	837,663
3.75%, 01/29/38(a)	GBP 503	564,234
3.75%, 07/22/52(a)	GBP 313	311,247
3.75%, 10/22/53(a)	GBP 625	617,237
4.00%, 10/22/31(a)	GBP 79	96,013
4.00%, 01/22/60(a)	GBP 327	336,193
4.00%, 10/22/63(a)	GBP 165	168,515
4.13%, 01/29/27(a)	GBP 619	766,193
4.13%, 07/22/29(a)	GBP 673	831,281
4.25%, 12/07/27(a)	GBP 141	175,866
4.25%, 06/07/32(a)	GBP 583	720,335
4.25%, 07/31/34(a)	GBP 507	615,365
4.25%, 03/07/36(a)	GBP 440	527,443
4.25%, 09/07/39(a)	GBP 363	422,403
4.25%, 12/07/40(a)	GBP 343	394,878
4.25%, 12/07/46(a)	GBP 96	106,056
4.25%, 12/07/49(a)	GBP 283	309,451
4.25%, 12/07/55(a)	GBP 366	395,117
4.38%, 01/31/40(a)	GBP 170	199,675
4.38%, 07/31/54(a)	GBP 497	547,336
4.50%, 06/07/28(a)	GBP 840	1,051,097
4.50%, 09/07/34(a)	GBP 402	498,091
4.50%, 12/07/42(a)	GBP 347	406,430
4.63%, 01/31/34(a)	GBP 720	900,673
4.75%, 12/07/30(a)	GBP 543	692,564
Security	Par (000)	Value
United Kingdom (continued)
4.75%, 12/07/38(a)	GBP 342	$422,392
4.75%, 10/22/43(a)	GBP 559	669,885
6.00%, 12/07/28(a)	GBP 532	705,273
		25,505,712
Total Long-Term Investments — 98.7% (Cost: $493,771,059)		425,499,276
	Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	190,000	190,000
Total Short-Term Securities — 0.0% (Cost: $190,000)		190,000
Total Investments — 98.7% (Cost: $493,961,059)		425,689,276
Other Assets Less Liabilities — 1.3%		5,443,625
Net Assets — 100.0%		$431,132,901

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$150,000	$40,000 (a)	$—	$—	$—	$190,000	190,000	$5,627	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$425,499,276	$—	$425,499,276
Short-Term Securities
Money Market Funds	190,000	—	—	190,000
	$190,000	$425,499,276	$—	$425,689,276

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar